Share Capital and Reserves - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 Options shares	Dec. 31, 2019 Options shares	Dec. 31, 2018 Options
Disclosure of classes of share capital [line items]
Number of options,ordinary share exercised | Options	256,521	1,147,149	796,944
Number of shares appropriated to participation schemes	8,319,280	8,174,578
Number of appropriated ordinary shares satisfied by the purchase of shares	144,702	148,846
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares representing in total issued share capital	93.71%	93.71%
5% Cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	5.00%
Percentage of shares representing in total issued share capital	0.02%	0.02%
Cumulative preference shares dividend payable, description	half-yearly on 15 April and 15 October in each year
7% 'A' cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	7.00%
Percentage of shares representing in total issued share capital	0.41%	0.41%
Cumulative preference shares dividend payable, description	half-yearly on 5 April and 5 October in each year
Maximum [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Percentage of issued share capital	10.00%